FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         March 31, 2008

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:         28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin     5/13/08
-----------------------   --------------------    ---------
      (Signature)             (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:       106

Form 13F Information Table Value Total:  $160,430
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




                                            Marietta Investment Partners, LLC
                                               Form 13F Information Table
                                                     March 31, 2008

                                                                                                   Voting Authority
                                                                                                ----------------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole     Shared None
------------------------------ -------------- --------- -------- ------- --- ---- ------- ----- -------  ------ ------
3M CO.                         COM            88579Y101    1,115  14,085 SH       Sole            14,085
ABB LTD.                       SPONSORED ADR  000375204    3,784 140,566 SH       Sole           113,346        27,220
ABBOTT LABS                    COM            002824100    1,691  30,665 SH       Sole            30,665
ALTRIA GROUP INC.              COM            02209S103      286  12,905 SH       Sole            12,905
AMERICA MOVIL SAB CV           SPON ADR L SHS 02364W105      651  10,220 SH       Sole             8,820         1,400
AMPHENOL CORP NEW              CL A           032095101    2,134  57,276 SH       Sole            39,486        17,790
APPLE COMPUTER INC.            COM            037833100      800   5,577 SH       Sole             5,507            70
ARCADIA RES INC.               COM            039209101       11  13,000 SH       Sole            13,000
AT&T INC.                      COM            00206R102      295   7,695 SH       Sole             7,602            93
BAXTER INTL INC.               COM            071813109      410   7,095 SH       Sole             6,760           335
BERKSHIRE HATHAWAY INC.        CL A           084670108    2,001      15 SH       Sole                15
BERKSHIRE HATHAWAY INC.        CL B           084670207    3,118     697 SH       Sole               697
BHP BILLITON LTD.              SPONSORED ADR  088606108    3,693  56,086 SH       Sole            41,466        14,620
BOEING CO.                     COM            097023105    2,394  32,192 SH       Sole            23,622         8,570
BP PLC                         SPONSORED ADR  055622104    1,439  23,732 SH       Sole            23,732
BRIGGS & STRATTON CORP.        COM            109043109      376  21,000 SH       Sole            21,000
BRISTOL MYERS SQUIBB           COM            110122108      306  14,345 SH       Sole            14,345
BURLINGTON NRTHN SANTA         COM            12189T104    1,411  15,298 SH       Sole            15,298
CAMERON INTL CORP.             COM            13342B105    2,842  68,248 SH       Sole            50,888        17,360
CAMPBELL SOUP CO.              COM            134429109      373  11,000 SH       Sole            11,000
CHEVRON CORP NEW               COM            166764100    2,387  27,965 SH       Sole            23,715         4,250
CHINA MOBILE HONG KONG         SPONSORED ADR  16941M109    2,492  33,227 SH       Sole            25,392         7,835
CISCO SYS INC.                 COM            17275R102      377  15,647 SH       Sole            14,947           700
CNOOC LTD.                     SPONSORED ADR  126132109    3,015  20,538 SH       Sole            13,508         7,030
COACH INC.                     COM            189754104      979  32,470 SH       Sole            32,470
COCA COLA CO.                  COM            191216100      541   8,895 SH       Sole             8,695           200
COLGATE PALMOLIVE CO.          COM            194162103    2,320  29,777 SH       Sole            20,077         9,700
COMPANHIA VALE DO RIO          SPONSORED ADR  204412209    3,522 101,685 SH       Sole            78,520        23,165
CONOCOPHILLIPS                 COM            20825C104      521   6,834 SH       Sole             6,834
DANAHER CORP DEL               COM            235851102    2,620  34,466 SH       Sole            23,871        10,595
DENTSPLY INTL INC NEW          COM            249030107    2,531  65,566 SH       Sole            47,951        17,615
DEVON ENERGY CORP NEW          COM            25179M103      291   2,794 SH       Sole             2,694           100
DOMINION RES VA NEW            COM            25746U109      771  18,884 SH       Sole            18,884
DOW CHEM CO.                   COM            260543103      752  20,400 SH       Sole            20,400
DU PONT E I DE NEMOURS         COM            263534109      828  17,700 SH       Sole            17,700
EMERSON ELEC CO.               COM            291011104    3,493  67,869 SH       Sole            52,969        14,900
EXXON MOBIL CORP.              COM            30231G102    5,900  69,751 SH       Sole            69,751
FASTENAL CO.                   COM            311900104    1,103  24,025 SH       Sole            24,025
FISERV INC.                    COM            337738108    1,993  41,450 SH       Sole            41,450
FLUOR CORP NEW                 COM            343412102    3,094  21,916 SH       Sole            16,251         5,665
FOCUS MEDIA HLDG LTD.          SPONSORED ADR  34415V109      329   9,374 SH       Sole             9,154           220
FREEPORT-MCMORAN COP&G         COM            35671D857    1,560  16,214 SH       Sole            16,214
FRESENIUS MEDCRE AG&CO.        SPONSORED ADR  358029106      475   9,430 SH       Sole             8,500           930
GENENTECH INC.                 COM NEW        368710406      548   6,750 SH       Sole             6,750
GENERAL ELEC CO.               COM            369604103    3,995 107,938 SH       Sole            92,559        15,379
GILEAD SCIENCES INC.           COM            375558103    4,075  79,075 SH       Sole            62,015        17,060
GOOGLE INC.                    CL A           38259P508    2,114   4,799 SH       Sole             3,484         1,315
GRANT PRIDECO INC.             COM            38821G101      375   7,619 SH       Sole             7,619
HEWLETT PACKARD CO.            COM            428236103    3,022  66,185 SH       Sole            58,960         7,225
HOLOGIC INC.                   COM            436440101      381   6,855 SH       Sole             6,755           100
INTERNATIONAL BUSINESS MACHS C COM            459200101      655   5,693 SH       Sole             5,693
ISHARES TR                     DJ SEL DIV INX 464287168      480   8,300 SH       Sole             8,300
ISHARES TR                     NASDQ BIO INDX 464287556      504   6,650 SH       Sole             6,650
ISHARES TR                     RUSSELL 1000   464287622      207   2,880 SH       Sole             2,725           155
ISHARES TR                     RUSSELL1000GRW 464287614      587  10,780 SH       Sole            10,480           300
ITRON INC.                     COM            465741106      210   2,325 SH       Sole             2,325
JOHNSON & JOHNSON              COM            478160104      867  13,368 SH       Sole            13,368
JOHNSON CTLS INC.              COM            478366107      726  21,478 SH       Sole            21,478
JPMORGAN CHASE & COMPANY       COM            46625H100    1,541  35,873 SH       Sole            35,218           655
KIMBERLY CLARK CORP.           COM            494368103    1,660  25,710 SH       Sole            25,710
KOHLS CORP.                    COM            500255104      622  14,500 SH       Sole            14,450            50
MANPOWER INC.                  COM            56418H100      585  10,400 SH       Sole            10,400
MARSHALL & ILSLEY CP N         COM            571837103      909  39,191 SH       Sole            39,191
MCDONALDS CORP.                COM            580135101      321   5,751 SH       Sole             5,551           200
MEDCO HEALTH SOLUTIONS         COM            58405U102    1,075  24,552 SH       Sole            24,552
MEDTRONIC INC.                 COM            585055106      387   8,008 SH       Sole             6,608         1,400
MEMC ELECTR MATLS INC.         COM            552715104      358   5,050 SH       Sole             5,050
METAVANTE TECHNLG INC.         COM            591407101      305  15,241 SH       Sole            15,241
MICROSOFT CORP.                COM            594918104      738  25,999 SH       Sole            22,599         3,400
MONSANTO CO NEW                COM            61166W101    5,397  48,403 SH       Sole            36,683        11,720
NATIONAL OILWELL VARCO         COM            637071101    1,401  23,991 SH       Sole            22,861         1,130
NATIONAL PRESTO INDS.          COM            637215104      285   5,437 SH       Sole             5,437
NEWMONT MINING CORP.           COM            651639106      237   5,234 SH       Sole             5,234
NIKE INC.                      CL B           654106103    2,582  37,975 SH       Sole            25,975        12,000
NOVO-NORDISK A S               ADR            670100205    5,879  84,902 SH       Sole            69,982        14,920
OMNICOM GROUP                  COM            681919106    1,837  41,584 SH       Sole            29,994        11,590
PEPSICO INC.                   COM            713448108    5,192  71,913 SH       Sole            61,863        10,050
PETROLEO BRASILEIRO SA         SPONSORED ADR  71654V408      588   5,763 SH       Sole             5,673            90
PFIZER INC.                    COM            717081103      463  22,100 SH       Sole            22,100
POWERSHARES QQQ TRUST          UNIT SER 1     73935A104      786  17,980 SH       Sole            17,655           325
PPG INDS INC.                  COM            693506107      306   5,064 SH       Sole             5,064
PRAXAIR INC.                   COM            74005P104      252   2,990 SH       Sole             2,890           100
PRICE T ROWE GROUP INC.        COM            74144T108    2,558  51,155 SH       Sole            35,590        15,565
PROCTER & GAMBLE CO.           COM            742718109    2,500  35,684 SH       Sole            34,554         1,130
PROLOGIS                       SH BEN INT     743410102      239   4,057 SH       Sole             3,932           125
PRUDENTIAL FINL INC.           COM            744320102    1,561  19,952 SH       Sole            14,182         5,770
ROCKWELL COLLINS INC.          COM            774341101    2,838  49,656 SH       Sole            38,401        11,255
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206    1,843  26,725 SH       Sole            26,725
SARA LEE CORP.                 COM            803111103      324  23,197 SH       Sole            23,197
SCHLUMBERGER LTD.              COM            806857108    2,825  32,476 SH       Sole            27,506         4,970
SNAP ON INC.                   COM            833034101      572  11,248 SH       Sole            11,248
SPDR TR                        UNIT SER 1     78462F103      660   5,000 SH       Sole             5,000
STATE STREET CORP.             COM            857477103    3,575  45,250 SH       Sole            31,815        13,435
STRATTEC SEC CORP.             COM            863111100      206   4,868 SH       Sole             4,868
SYNGENTA AG                    SPONSORED ADR  87160A100    2,455  41,955 SH       Sole            35,565         6,390
TELEFONICA S A                 SPONSORED ADR  879382208    1,167  13,490 SH       Sole            10,740         2,750
TEXAS INSTRUMENTS INC.         COM            882508104    2,389  84,503 SH       Sole            61,098        23,405
TEXTRON INC.                   COM            883203101      924  16,669 SH       Sole            12,679         3,990
THERMO FISHER SCIENTIF         COM            883556102    2,651  46,645 SH       Sole            35,765        10,880
TRANSOCEAN INC NEW             SHS            G90073100    2,606  19,275 SH       Sole            14,563         4,712
US BANCORP DEL                 COM NEW        902973304    2,420  74,798 SH       Sole            74,798
WEATHERFORD INTL LTD.          COM            G95089101    1,623  22,400 SH       Sole            22,400
WEYCO GROUP INC.               COM            962149100      214   7,200 SH       Sole             7,200
WEYERHAEUSER CO.               COM            962166104      293   4,500 SH       Sole             4,500
YUM BRANDS INC.                COM            988498101      280   7,531 SH       Sole             7,361           170
ZIMMER HOLDINGS INC W/I        COM            98956P102      231   2,969 SH       Sole             2,969
REPORT SUMMARY                 106                       160,430